UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:       Westport Asset Management, Inc.
Address:    253 Riverside Avenue
            Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Oliver
Title:      President
Phone:      203-227-3601

Signature, Place, and Date of Signing:

      Ronald H. Oliver        Westport, Connecticut       August 16, 2010
      ----------------        ---------------------       ---------------

Report Type (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total (x$1,000):  $ 604,008

List of Included Managers:

      Andrew J. Knuth         Westport Asset Management, Inc.
      Edmund H. Nicklin, Jr.  Westport Asset Management, Inc.

List of Other Included Managers:
         No.     13F File Number           Name

                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105    17,406    1,039,768  SH         Defined  1               859,953  179,815
Amphenol Corp.                      COM       032095101       314        8,000  SH         Defined                             8,000
Arthur J. Gallagher & Company       COM       363576109     8,672      355,700  SH         Defined  1               285,700   70,000
Baldor Electric Company             COM       057741100    12,350      342,300  SH         Defined  1               277,500   64,800
Banner Corporation                  COM       06652V109       767      387,249  SH         Defined                  387,249
Berry Petroleum Co.                 COM       085789105     3,462      134,600  SH         Defined  1               114,600   20,000
Big Lots, Inc.                      COM       089302103    53,164    1,656,728  SH         Defined  1             1,474,703  182,025
Brown & Brown, Inc.                 COM       115236101    11,306      590,700  SH         Defined  1               420,700  170,000
C&D Technologies, Inc.              COM       124661109       634      719,280  SH         Defined  1               719,280
CACI International, Inc.            COM       127190304     1,810       42,600  SH         Defined  1                         42,600
CVS/Caremark Corp.                  COM       126650100       294       10,020  SH         Defined                            10,020
Carter's Inc.                       COM       146229109       425       16,200  SH         Defined  1                16,200
Charles River Laboratories Int      COM       159864107       536       15,660  SH         Defined                   15,660
Checkpoint Systems, Inc.            COM       162825103    28,364    1,633,858  SH         Defined  1             1,471,929  161,929
Chicago Bridge & Iron Company       COM       167250109     5,173      275,000  SH         Defined  1               255,000   20,000
Columbia Banking System, Inc.       COM       197236102     2,757      150,980  SH         Defined                  150,980
Comstock Resources, Inc.            COM       205768203     8,404      303,189  SH         Defined  1               303,189
Con-way Inc.                        COM       205944101     1,165       38,800  SH         Defined                   38,800
Corinthian Colleges, Inc.           COM       218868107    11,680    1,185,750  SH         Defined  1             1,150,750   35,000
Darden Restaurants, Inc.            COM       237194105     4,390      113,000  SH         Defined  1               113,000
DeVry, Inc.                         COM       251893103    50,900      969,699  SH         Defined  1               895,099   74,600
Del Monte Foods Company             COM       24522P103     3,986      277,020  SH         Defined  1               277,020
Devon Energy Corp.                  COM       25179M103    10,677      175,256  SH         Defined                  168,772    6,484
EMS Technologies, Inc.              COM       26873N108     1,503      100,060  SH         Defined                  100,060
FEI Company                         COM       30241L109       197       10,000  SH         Defined  1                10,000
Fairchild Semiconductor Corp.       COM       303726103     2,048      243,500  SH         Defined                  243,500
Forest Oil Corp.                    COM       346091705     5,386      196,866  SH         Defined  1               164,382   32,484
Gaylord Entertainment Company       COM       367905106     4,061      183,832  SH         Defined  1               183,832
General Communication, Inc. -       COM       369385109    10,271    1,353,287  SH         Defined  1               966,572  386,715
Haynes International, Inc.          COM       420877201     1,295       42,000  SH         Defined  1                42,000
ITT Educational Services, Inc.      COM       45068B109    35,503      427,643  SH         Defined  1               380,543   47,100
Jack Henry & Associates, Inc.       COM       426281101     5,015      210,000  SH         Defined  1               110,000  100,000
John Wiley & Sons, Inc.             COM       968223206     2,177       56,300  SH         Defined  1                46,300   10,000
KBR, Inc.                           COM       48242W106     5,033      247,425  SH         Defined  1               177,425   70,000
Kinetic Concepts, Inc.              COM       49460W208     6,820      186,800  SH         Defined  1               108,800   78,000
Lincare Holdings, Inc.              COM       532791100     6,047      186,000  SH         Defined  1                21,000  165,000
Nat.West.Life Ins.                  COM       638522102    18,951      124,060  SH         Defined  1               124,060
North Valley Bancorp                COM       66304M105       353      158,885  SH         Defined                   89,585   69,300
Orient Express Hotels Ltd. - C      COM       G67743107     6,539      883,713  SH         Defined  1               709,813  173,900
Owens & Minor, Inc.                 COM       690732102    28,039      987,999  SH         Defined                  930,099   57,900
Parametric Technology Corp.         COM       699173209     5,021      320,396  SH         Defined  1               176,520  143,876
Parker Drilling                     COM       701081101       563      142,500  SH         Defined  1                        142,500
People's United Financial, Inc      COM       712704105       389       28,822  SH         Defined                   28,822
Perkin Elmer, Inc.                  COM       714046109     1,701       82,300  SH         Defined                   82,300
Plains Exploration & Productio      COM       726505100    14,640      710,335  SH         Defined  1               695,217   15,118
Praxair, Inc.                       COM       74005P104       304        4,000  SH         Defined                             4,000
Precision Castparts Corp.           COM       740189105       412        4,000  SH         Defined                             4,000
Preferred Bank, Los Angeles         COM       740367107       324      155,241  SH         Defined  1                63,476   91,765
Pres.Realty B                       COM       741004204        39       86,200  SH         Defined                   86,200
Prosperity Bancshares, Inc.         COM       743606105     2,369       68,161  SH         Defined                   44,974   23,187
Psychiatric Solutions Inc.          COM       74439H108    11,383      347,900  SH         Defined  1               347,900
QLogic Corp.                        COM       747277101     5,501      331,000  SH         Defined  1               151,000  180,000
Rogers Corp.                        COM       775133101    16,287      586,482  SH         Defined  1               485,482  101,000
Ross Stores, Inc.                   COM       778296103    14,882      279,266  SH         Defined                  279,266
Ruby Tuesday, Inc.                  COM       781182100     4,338      510,300  SH         Defined  1               365,500  144,800
Saks, Inc.                          COM       79377w108     9,407    1,239,350  SH         Defined  1               975,750  263,600
Skyworks Solutions, Inc.            COM       83088M102     2,918      173,800  SH         Defined  1               173,800
Southwestern Energy Company         COM       845467109     9,849      254,900  SH         Defined                  254,900
Stone Energy Corp.                  COM       861642106     1,738      155,706  SH         Defined  1                69,500   86,206
Synopsys, Inc.                      COM       871607107     1,732       83,000  SH         Defined  1                79,000    4,000
TJX Companies                       COM       872540109    14,125      336,700  SH         Defined                  336,700
Talbots, Inc.                       COM       874161102       879       85,285  SH         Defined  1                85,285
Thermo Fisher Scientific Inc.       COM       883556102     5,955      121,400  SH         Defined                  100,000   21,400
Timberland Bancorp.                 COM       887098101       421      127,600  SH         Defined                  127,600
UTI Worldwide, Inc.                 COM       G87210103    12,678    1,024,041  SH         Defined  1               994,041   30,000
United Rentals, Inc.                COM       911363109     2,165      232,300  SH         Defined  1               218,300   14,000
Universal Health Services, Inc      COM       913903100    36,478      956,174  SH         Defined                  896,274   59,900
Vishay Intertechnology, Inc.        COM       928298108     1,859      240,200  SH         Defined  1               190,200   50,000
Volt Information Sciences, Inc      COM       928703107     1,147      136,589  SH         Defined  1               110,753   25,836
Webster Financial Corp.             COM       947890109     4,969      276,988  SH         Defined                  275,888    1,100
Willis Group Holdings plc           COM       013131180    38,827    1,292,089  SH         Defined  1             1,103,474  188,615
iShares Russell 2000 Index Fun      COM       464287655     2,836       46,400  SH         Defined  1                46,400